Earnings/(Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2011
Numerator:
Net income/(loss)	$ (32,936)	$ 83,905	$ (366,195)
Denominator:
Basic and diluted weighted average common shares outstanding	148,719,749	109,824,329	109,801,586
Number of warrants issued	15,000,000	15,000,000	15,000,000	15,000,000
Number of warrants outstanding	15,000,000	15,000,000	15,000,000
Gain on debt extinguishment	$ 116,365
Basic and diluted earnings per share related to gain on extinguishment of debt	$ 0.78